Changes in the accretable yield for the acquired Non-Covered loans (Detail) (SOP Non-Covered Loans [Member], Nonperforming Financing Receivable Member, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
SOP Non-Covered Loans [Member] | Nonperforming Financing Receivable Member
Accretable yield
Beginning Balance	$ 0
Additions	60,805
Accretion	(7,396)
Change In Expected Cash Flows	(4,011)
Ending Balance	49,398
Carrying amount of loans
Beginning Balance	0
Additions	195,283
Accretion	7,396
Collections	(29,020)
Ending Balance	173,659
Less: Allowance for loan losses	14,536
Carrying amount, net of allowance	$ 159,123